Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation
Share-Based Compensation

(11) Share-Based Compensation

From inception through October 2018, the Company sold shares of restricted stock to co-founders, directors, managers, and advisors generally at prices believed to be fair market value at the time of the sale. Shares of restricted stock were reserved at the time of issue. To the extent that the sale price was less than the estimated fair market value at the grant date, a charge was recorded for the periods in which such shares vested. The vesting period for restricted stock was generally two to three years. All shares of restricted stock had vested by December 31, 2021.

In April 2020, the Board approved the TransCode Therapeutics, Inc. 2020 Stock Option and Incentive Plan (the “2020 Plan”) providing for the issuance of options or other awards to purchase up to 3,032,787 shares of the Company’s common stock. The Board determined not to make any further awards under the 2020 Plan following the closing of the IPO. In March 2021, the Company’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) was approved by the Company’s Board and stockholders and became effective upon the effectiveness of the IPO. The 2021 Plan initially provided for the issuance of options or other awards to purchase up to

2,500,000 shares of the Company’s common stock. The number of options or other awards available under the 2021 Plan increased 645,228 shares in January 2022.

Both Plans provide for grants of equity in the form of stock awards, stock options and other instruments to employees, members of the Board, officers and consultants of and advisors to the Company. The Plans are administered by the Board or, at the discretion of the Board, by a committee of the Board. The amount and terms of grants are determined by the Board. The terms of options granted under the Plans generally are for ten (10) years after date of grant and are exercisable in cash or as otherwise determined by the Board. The vesting period for equity-based awards is determined at the discretion of the Board and is generally two to four years. If stock options granted under the 2021 Plan terminate, expire, or are surrendered or cancelled, the shares subject to such grants will again be available under the 2021 Plan.

The exercise price for incentive stock options is determined at the discretion of the Board but for grants to any person possessing less than 10% of the total combined voting power of all classes of stock may not have an exercise price less than 100% of the fair market value of the Common Stock on the grant date (110% for grants to any person possessing more than 10% of the total combined voting power of all classes of stock). The option term for incentive stock option awards may not be greater than ten years from the date of the grant (five years for grants to any person possessing more than 10% of the total combined voting power of all classes of stock).

In 2020, the Board awarded options to purchase 1,756,279 shares of common stock under the 2020 Plan. In 2021, the Board awarded options to purchase 36,393 shares of common stock under the 2020 Plan. Of the options issued under the 2020 Plan, options for 72,660 shares were exercised in January 2022 and options for 78,979 shares terminated in December 2021. In 2022, the Board awarded options to purchase 259,000 shares of common stock in February at an exercise price of $2.45 per share, 194,000 shares of common stock in March at an exercise price of $2.12 per share, and 28,500 shares in June at an exercise price of $1.24 per share under the 2021 Plan, all of which were outstanding at September 30, 2022. In September 2022, the Board approved an award of options to purchase 242,500 shares of common stock for which the date of grant was October 3, 2022, at an exercise price of $1.07 per share.

At September 30, 2022, there were 1,362,107 options outstanding that were vested and exercisable. All options vested at that date, had been awarded under the 2020 Plan; no options awarded under the 2021 Plan had vested. Information about options to purchase common stock of the Company under both Plans is as follows:

		Weighted
		average	Weighted
		exercise	average
	Number of	price	contractual
	shares	per share	term (years)
Outstanding at December 31, 2020	1,756,279	$0.25	5.9
Granted	36,393	3.91	5.5
Exercised	—	—	—
Forfeited	78,979	—	—
Outstanding at December 31, 2021	1,713,693	0.33	5.2
Granted	481,500	2.27	9.6
Exercised	72,660	0.08	—
Forfeited	—	—	—
Outstanding at September 30, 2022	2,122,533	$0.77	5.8

The intrinsic value of the outstanding options as of September 30, 2022, was $700,436.

Option valuation

The assumptions that the Company used to determine the grant-date fair value of options granted in the nine months ended September 30, 2022 and 2021, were as follows:

	Nine months ended September 30,
	2021	2022
Risk-free interest rate	0.59%	1.38% - 2.79%
Expected term (in years)	6.0	3.5 - 6.0
Expected volatility	97.2%	93.2%
Expected dividend yield	—	—
Fair value per share of underlying stock	$3.91	$1.24 - $2.45

The weighted average grant date fair value per share of the options granted was $1.81 for those granted in February 2022, $1.61 for those granted in March 2022, and $0.95 for those granted in June 2022.

The Company recorded share-based compensation expense of $105,602 and $264,774 during the three months and nine months ended September 30, 2022, respectively, and $64,052 and $146,996 during the three months and nine months ended September 30, 2021, respectively. Share-based compensation in the three and nine months ended September 30, 2022, was entirely related to stock options. In the three months ended September 30, 2021, share-based compensation expense was entirely related to stock options while in the nine months ended September 30, 2021, it included $1,397 related to restricted stock. The remaining share-based compensation expense to be recognized in the future is $778,581 over approximately 2.1 years.

(12)   Share-Based Compensation

Since inception, the Company has sold shares of restricted stock to co-founders, directors, managers, and advisors generally at prices believed to be fair market value at the time of the sale. Shares of restricted stock were reserved at the time of issue. To the extent that the sale price was less than the estimated fair market value at the grant date, a charge was recorded for the periods in which such shares vested. The vesting period for restricted stock was generally two to three years.

In April 2020, the Board and stockholders approved the TransCode Therapeutics, Inc. 2020 Stock Option and Incentive Plan (the “2020 Plan”) providing for the issuance of options or other awards to purchase up to 3,032,787 shares of the Company’s common stock. The Board has determined not to make any further awards under the 2020 Plan following the closing of the IPO. In March 2021, our 2021 Stock Option and Incentive Plan (the “2021 Plan”) was approved by our Board and our stockholders and became effective upon the effectiveness of our IPO. The 2021 Plan provides for the issuance of options or other awards to purchase up to 2,500,000 shares of the Company’s common stock.

Both Plans provide for grants of equity in the form of stock awards, stock options and other instruments to employees, members of the Board, officers and consultants of and advisors to the Company. The Plans are administered by the Board or, at the discretion of the Board, by a committee of the Board. The amount and terms of grants are determined by the Board. The terms of options granted under the Plans generally are for ten (10) years after date of grant and are exercisable in cash or as otherwise determined by the Board. The vesting period for equity-based awards is determined at the discretion of the Board and is generally two to four years. If stock options granted under the 2021 Plan terminate, expire, or are surrendered or cancelled, the shares subject to such grants will again be available under the 2021 Plan.

The exercise price for incentive stock options is determined at the discretion of the Board but for grants to any person possessing less than 10% of the total combined voting power of all classes of stock may not have an exercise price less than 100% of the fair market value of the common stock on the grant date (110% for grants to any person possessing more than 10% or more of the total combined voting power of all classes of stock). The option term for incentive stock option awards may not be greater than ten years from the date of the grant (five years for grants to any person possessing 10% or more of the total combined voting power of all classes of stock).

In 2020, the Board awarded options to purchase 1,756,279 shares of common stock under the 2020 Plan. Options to purchase 78,979 shares awarded under the 2020 Plan were forfeited during the year ended December 31, 2021, resulting in 1,713,693 options outstanding under the 2020 Plan at December 31, 2021. In January 2021, the Board awarded options to purchase 36,393 shares of common stock under the 2020 Plan, all of which were outstanding at December 31, 2021. During the year ended December 31, 2021, no awards were made under the 2021 Plan.

At December 31, 2021, there were 1,042,534 options outstanding under the 2020 Plan that were vested and exercisable. Information about options to purchase common stock of the Company under the 2020 Plan is as follows:

		Weighted
		average	Weighted
		exercise	average
	Number of	price	contractual
	shares	per share	term (years)
Outstanding at December 31, 2019	—	—	—
Granted	1,756,279	$0.25	5.9
Exercised	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2020	1,756,279	$0.25	5.9
Granted	36,393	$3.91	5.5
Exercised	—	—	—
Forfeited	78,979	—	—
Outstanding at December 31, 2021	1,713,693	$0.33	5.2

The intrinsic value of the outstanding options as of December 31, 2021, was $3,787,262.

Option valuation

The assumptions that the Company used to determine the grant-date fair value of options granted during the year ended December 31, 2021, were as follows:

	Years ended December 31,
	2021	2020
Risk-free interest rate	0.59%	0.25% – 0.55%
Expected term (in years)	6.0	3.5 – 6.25
Expected volatility	97.20%	95.83% – 97.20%
Expected dividend yield	—%	—%
Fair value per share of underlying stock	$3.91	$0.08 – $3.91

The weighted average grant date fair value of the options granted in 2021 was $3.01 per share.

The Company recorded stock-based compensation expense of $185,996 and $45,444 during the years ended December 31, 2021 and 2020, respectively. Stock-based compensation in the year ended December 31, 2021, comprised $184,599 related to stock options and $1,397 related to restricted stock. Stock-based compensation in the year ended December 31, 2020, comprised $42,651 related to stock options and $2,793 related to restricted stock. Compensation costs on stock options remaining to be recognized at December 31, 2021, is $192,000 over approximately 1.9 years.